TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TAXATION [Line Items]
Loss before income taxes	¥ (225,246)	$ (32,761)	¥ (253,895)	¥ (204,598)
Income tax computed at the tax rate of 25%	(56,309)	(8,190)	(63,474)	(51,150)
Effect of different tax rates in different jurisdictions	11,758	1,710	23,554	10,400
Non-deductible expenses	4,661	678	13,872	6,942
Non-taxable income	(7,322)	(1,065)	(1,942)	0
Unrecognized tax positions	41,122	5,981	(2,942)	1,467
Changes of valuation allowance	45,112	6,561	48,089	73,847
Withholding tax	(4,971)	(722)	15,624	18,980
Effect of tax rate change	0	0	(992)	0
Income tax expense	¥ 34,051	$ 4,953	¥ 31,789	¥ 60,486